UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.   Name and address of issuer:   PaineWebber
Incorporated
                              1200 Harbor
                              Boulevard
                              Weehawken, New
                              Jersey  07087

2.   The name of each series or class of securities
for which this
Form
  is filed (If the form is being filed for all series
                          and
classes of securities
of the issuer, check the box but do not list series or
classes):     [x]

                    PaineWebber Equity Trust ABCs

Series 1

3.   Investment Company Act File Number:   811-3722

     Securities Act File Number:   333-55697

4(a).     Last day of fiscal year for which this Form
is filed:
12/31/99

4(b).     [  ]      Check box if this Form is being
filed late
(i.e., more than 90
          calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

4(c).     [  ]      Check box if this is the last
time the issuer
will be filing this Form.

5.   Calculation of registration fee:

 (i)  Aggregate sale price of securities sold during
                         the
          fiscal year pursuant to section 24(f):
$0

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:
$67,668,793

     (iii)     Aggregate price of securities redeemed
          or repurchased during any prior fiscal year
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:                             $0
     (iv) Total available redemption credits [add
Items 5(ii) and 5(iii)]:       ($67,668,793)
 (v)  Net sales -- If Item 5(i) is greater than Item
                        5(iv)
          [subtract Item 5(iv) from Item 5(i)]:
$0

 (vi) Redemption credits available for use in future
                        years
          -- If Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:
          ($67,668,793)

     (vii)     Multiplier for determining
registration fee (See
          Instruction C.9):
x.000263

     (viii)    Registration fee due [multiply Item
5(v) by Item 5(vii)]
          (enter "0" If no fee is due):
=$0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
(number
     of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
issuer in
 future fiscal years, then state that number here: 0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
+$0

8. Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:
=$0

9. Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

          Method of Delivery:

                    [  ]  Wire Transfer
               [  ] Mail or other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/   ROBERT E.
HOLLEY
                              Robert E. Holley
                              Senior
Vice President

Date:  March 29, 2000